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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Gates Capital Management, Inc.
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   Address:      1177 Avenue of the Americas, 32nd Floor
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                 New York, NY 10036
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Form 13F File Number: 28-11102
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey L. Gates
         -------------------------------
Title:   President
         -------------------------------
Phone:   (212) 626-1421
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ Jeffrey L. Gates          New York, New York    February 12, 2010
   ---------------------------      ------------------    -----------------
           [Signature]                 [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 26
                                        --------------------

Form 13F Information Table Value Total: $439,571
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

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                           FORM 13F INFORMATION TABLE

                                                        VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN MANAGERS   SOLE   SHARED   NONE
ADVANCED AUTO PARTS INC             COM      00751Y106   18457     455952 SH       SOLE               455952
ALLIS CHALMERS ENERGY INC     COM PAR $.01NW 019645506    1924     510232 SH       SOLE               510232
AUTOMATIC DATA PROCESSING INC       COM      053015103    2592      60526 SH       SOLE                60526
BLOUNT INTL INC NEW                 COM      095180105   30333    3003229 SH       SOLE              3003229
COPART INC                          COM      217204106   29761     812686 SH       SOLE               812686
DARLING INTL INC                    COM      237266101   15418    1839869 SH       SOLE              1839869
DAVITA INC                          COM      23918K108   28246     480873 SH       SOLE               480873
DOMTAR CORP                         COM      257559203   18373     331583 SH       SOLE               331583
DOVER DOWNS GAMING & ENTMT          COM      260095104    9431    2495079 SH       SOLE              2495079
DR PEPPER SNAPPLE GROUP INC         COM      26138E109   22945     810768 SH       SOLE               810768
FINISH LINE INC                     CL A     317923100   19484    1552497 SH       SOLE              1552497
FLOTEK INDS INC DEL           NOTE 5.25% 2/1 343389AA0   20956   39540000 PRN      SOLE             39540000
GEOMET INC DEL                      COM      37250U201    1316     901309 SH       SOLE               901309
INTERVAL LEISURE GROUP INC          COM      46113M108   18797    1507395 SH       SOLE              1507395
MCGRAW HILL COS INC                 COM      580645109   24432     729082 SH       SOLE               729082
METHANEX CORP                       COM      59151K108   22284    1143373 SH       SOLE              1143373
PAPA JOHNS INTL INC                 COM      698813102   13879     594122 SH       SOLE               594122
PENN NATL GAMING INC                COM      707569109   21725     799019 SH       SOLE               799019
PROSPECT MEDICAL HOLDINGS INC       COM      743494106    1724     405682 SH       SOLE               405682
SCRIPPS NETWORKS INTERACT INC       CL A NEW 811065101   19271     464355 SH       SOLE               464355
SHUFFLE MASTER INC                  COM      825549108   11907    1445066 SH       SOLE              1445066
SOLUTIA INC                         COM      834376501   40985    3227141 SH       SOLE              3227141
UNIVERSAL CORP VA                   COM      913456109    6842     150000 SH       SOLE               150000
USG CORP                            COM NEW  903293405   11091     789395 SH       SOLE               789395
WESTERN UN CO                       COM      959802109    8984     476623 SH       SOLE               476623
ZIMMER HLDGS INC                    COM      98956P102   18414     311514 SH       SOLE               311514